UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22500

A&Q Multi-Strategy Fund

(Exact name of registrant as specified in charter)

600 Washington Boulevard

                                 Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq.

UBS Business Solutions US LLC

One North Wacker Drive

                                   Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (203) 719-1428

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments

(Unaudited)

December 31, 2018

Investment Fund (a)	Geographic Focus	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Redemption Frequency (b)	Redemption Notice Period (c)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Credit/Income

Aeolus Property Catastrophe Keystone PF Fund LP	Global	$34,014,440	$30,158,098	5.51%	6/1/2013	Custom Dates	93 days	1/31/2019		(d	)
Bayview Liquid Credit Strategies Offshore, L.P.	US/Canada	11,250,000	15,062,889	2.75	7/1/2015	Quarterly	65 days	12/31/2018	(e)	$3,765,722
Redwood Opportunity Offshore Fund, Ltd.	US/Canada	14,933,549	17,114,939	3.13	2/1/2017	Quarterly	60 days	12/31/2018		$17,114,939

Credit/Income Subtotal		60,197,989	62,335,926	11.39

Equity Hedged

Brilliant US Feeder 2 Fund Limited	Greater China	25,000,000	22,467,264	4.10	6/1/2018	Monthly	30 days	5/31/2019	(f)	$22,467,264
Engadine Equity Fund	Europe including UK	20,000,000	18,532,619	3.39	11/1/2017	Quarterly	45 days	12/31/2018		$18,532,619
Perceptive Life Sciences Qualified Fund, L.P.	US/Canada	5,782,245	12,691,984	2.32	4/1/2011	Quarterly	45 days	12/31/2018		$12,691,984
Pleiad Asia Offshore Feeder Fund	Asia including Japan	20,000,000	20,600,240	3.76	2/1/2018	Quarterly	60 days	3/31/2019	(e),(f)	$5,150,060
Point72 Capital International, Ltd.	Global	30,000,000	27,434,562	5.01	8/1/2018	Quarterly	45 days	12/31/2018	(e)	$6,858,641
Sachem Head Offshore Ltd.	US/Canada	4,117,221	4,293,039	0.79	6/1/2015	Quarterly	65 days	3/31/2019	(e)	$4,293,039
York Asian Opportunities Fund, L.P.	Asia including Japan	25,000,000	22,625,881	4.13	4/1/2018	Quarterly	60 days	12/31/2018		$22,625,881
ZP Offshore Energy Fund, Ltd.	US/Canada	8,180,000	8,817,646	1.61	4/1/2016	Quarterly	60 days	12/31/2018		$8,817,646
ZP Offshore Utility Fund, Ltd.	US/Canada	10,230,000	13,129,226	2.40	4/1/2016	Quarterly	45 days	12/31/2018		$13,129,226

Equity Hedged Subtotal		148,309,466	150,592,461	27.51

Multi-Strategy

Millennium International Ltd.	Global	12,356,682	19,893,734	3.63	4/1/2011	Quarterly	90 days	12/31/2018	(e)	$4,973,434
York European Opportunities Fund, L.P.	Europe including UK	25,000,000	22,762,403	4.16	5/1/2018	Quarterly	45 days	6/30/2019	(f)	$22,762,403

Multi-Strategy Subtotal		37,356,682	42,656,137	7.79

Relative Value

Linden Investors LP	Global	13,802,932	18,586,070	3.39	4/1/2014	Quarterly	65 days	12/31/2018	(g)	$18,586,070
Symmetry International Fund, Ltd.	Global	41,210,000	53,093,759	9.70	1/1/2015	Quarterly	90 days	12/31/2018	(h),(i)	$34,394,425
Tenaron Capital Offshore Fund Ltd.	Global	13,000,000	14,127,666	2.58	5/1/2017	Quarterly	30 days	12/31/2018	(j)	$7,063,833
Two Sigma Absolute Return Enhanced Cayman Fund, Ltd.	Global	31,601,227	57,254,719	10.46	8/1/2012	Monthly	30 days	12/31/2018		$57,254,719
Two Sigma Spectrum Cayman Fund, Ltd.	Global	7,527,402	10,356,274	1.89	6/1/2015	Quarterly	56 days	12/31/2018		$10,356,274

Relative Value Subtotal		107,141,561	153,418,488	28.02

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

December 31, 2018

Investment Fund (a)	Geographic Focus	Cost	Fair Value	% of Net Assets	Initial Acquisition Date	Redemption Frequency (b)	Redemption Notice Period (c)	First Available Redemption Date		Dollar Amount of Fair Value for First Available Redemption
Trading

Element Capital Feeder Fund, Ltd.	Global	$21,760,000	$27,807,089	5.08%	4/1/2016	Quarterly	90 days	12/31/2018	(e)	$6,951,772
Pharo GAIA Fund, Ltd.	Global	22,590,233	31,239,056	5.70	4/1/2015	Quarterly	90 days	12/31/2018		$31,239,056
Rokos Global Macro Fund, Ltd.	Global	23,000,000	26,258,140	4.80	11/1/2015	Monthly	90 days	12/31/2018	(e)	$6,564,535

Trading Subtotal		67,350,233	85,304,285	15.58

Total Investment Funds		$420,355,931	$494,307,297	90.29%

(a)	Each Investment Fund noted within the Schedule of Portfolio Investments is non-income producing.
(b)	Available frequency of redemptions after the initial lock-up period, if any. Different tranches may have varying liquidity terms.
(c)	Unless otherwise noted, the redemption notice periods are shown in calendar days.
(d)

Generally, the Investment Fund is renewed on the anniversary date each year or paid out within 3 months after the anniversary date. However, if there are insurance claims, the amount and time of payment becomes uncertain and can take years to settle. As of December 31, 2018, the Fund is not aware of any uncertainties related to redemptions.

(e)	The Investment Fund is subject to an investor level gate of 25%.
(f)	This holding is under lock-up and is not redeemable without paying a fee.
(g)	The Investment Fund is subject to an investor level gate of 25% when total redemptions in the Investment Fund exceed 20%.
(h)	A portion of this holding ($8,634,652) is under lock-up and is not redeemable.
(i)	A portion of the Investment Fund is subject to an investor level gate of 25%.
(j)	The Investment Fund is subject to an investor level gate of 50%.

Complete information about the Investment Funds’ underlying investments is not readily available.

The Fund’s valuation procedures require evaluation of all relevant factors available at the time the Fund values its portfolio. These relevant factors include the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place, and subscription and redemption activity.

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

December 31, 2018

Portfolio Valuation

Net asset value of the Fund is determined by the Fund’s administrator, under the oversight of the Adviser, as of the close of business at the end of any fiscal period in accordance with the valuation principles or as may be determined from time to time pursuant to policies established by the Board of Director.

The investments within the scope of ASC 820, for which fair value is measured using NAV as a practical expedient, should not be categorized within the fair value hierarchy. The total fair value of the investments in Investment Funds valued using NAV as a practical expedient is $494,307,297. Additional disclosures, including liquidity terms and conditions of the underlying investments, are included in the Schedule of Portfolio Investments.

The Investment Funds in the credit/income strategy (total fair value of $62,335,926) utilize credit analysis to evaluate potential investments and use debt or debt-linked instruments to execute their investment theses. Their approach can be either fundamental, quantitative, or a combination of both. As of December 31, 2018, the Investment Funds in the credit/income strategy had $15,062,889 representing 24% of the value of the investments in this category, subject to investor level gates.

The Investment Funds in the equity hedged strategy (total fair value of $150,592,461) generally utilize fundamental analysis to invest in publicly traded equities investing in both long and short positions seeking to capture perceived security mispricing. Portfolio construction is driven primarily by bottom-up fundamental research; top-down analysis may also be applied. As of December 31, 2018, the Investment Funds in the equity hedged strategy had $74,795,105, representing 50% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $ 43,067,504, representing 29% of the value of the investments in this category, that cannot be redeemed in full because the investment includes restrictions that do not allow for redemptions in the first 12 months after acquisition. The remaining restriction period for this investment ranges from 1-5 months at December 31, 2018.

The Investment Funds in the multi-strategy strategy (total fair value of $42,656,137) invest in both long and short, equity and debt strategies that are primarily in U.S. based securities. The management of these Investment Funds seek arbitrage opportunities, distressed securities, corporate restructures and hedges established in equities, convertible securities, options, warrants, rights, forward contracts, futures, trade claims, credit default swaps and other derivatives, real estate and other financial instruments. As of December 31, 2018, the Investment Funds in the multi-strategy strategy had $42,656,137, representing 100% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $22,762,403, representing 53% of the value of the investments in this category, that cannot be redeemed in full because the investment includes restrictions that do not allow for redemptions in the first 12 months after acquisition. The remaining restriction period for this investment is 4 months at December 31, 2018.

A&Q Multi-Strategy Fund

Schedule of Portfolio Investments (continued)

(Unaudited)

December 31, 2018

The Investment Funds in the relative value strategy (total fair value of $153,418,488), a broad category, generally encompass strategies that are non-fundamental and non-directional, and often quantitatively driven. The Investment Funds in this strategy typically use arbitrage to exploit mispricing and other opportunities in various asset classes, geographies, and time horizons. The Investment Funds frequently focus on capturing the spread between two assets, while maintaining neutrality to other factors, such as geography, changes in interest rates, equity market movement, and currencies, to name a few examples. As of December 31, 2018, the Investment Funds in the relative value strategy had $54,767,964, representing 36% of the value of the investments in this category, subject to investor level gates and/or lock-ups. Included in this amount is $8,634,652, representing 6% of the value of the investments in this category, that cannot be redeemed in full because the investment includes a restriction that does not allow for redemptions in the first 18 months after acquisition. The remaining restriction period for this investment is 1 month at December 31, 2018.

The Investment Funds in the trading strategy (total fair value of $85,304,285) are generally top-down in nature and often driven by econometric and macroeconomic research. The Investment Funds may utilize financial instruments, such as foreign exchange, equities, rates, sovereign debt, currencies, and commodities to express a manager’s view. In executing different approaches, managers may use either fundamental or quantitative models or a combination of both. As of December 31, 2018, the Investment Funds in the trading strategy had $54,065,229, representing 63% of the value of the investments in this category, subject to investor level gates.

Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of December 31, 2018.

Please refer to the September 30, 2018 financial statements for full disclosure on the Fund’s portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) A&Q Multi-Strategy Fund

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date February 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Ferri
William Ferri, Principal Executive Officer

Date February 27, 2019

By (Signature and Title)*	/s/ Dylan Germishuys
Dylan Germishuys, Principal Accounting Officer

Date February 27, 2019

* Print the name and title of each signing officer under his or her signature.